SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 84.2%
	Automobiles & Components — 1.7%
	Automobiles — 1.7%
	Mercedes-Benz Group AG	1,479,700	$ 97,254,170
	Stellantis NV	5,164,500	73,327,854
			170,582,024
	Banks — 8.7%
	Banks — 8.7%
	BNP Paribas SA	6,321,500	360,334,574
	Citigroup, Inc.	993,199	44,922,391
	JPMorgan Chase & Co.	1,903,466	255,254,790
	Regions Financial Corp.	11,232,655	242,176,042
			902,687,797
	Capital Goods — 3.0%
	Aerospace & Defense — 1.0%
	BAE Systems plc	10,030,100	103,797,622
	Electrical Equipment — 0.3%
	ABB Ltd.	1,106,000	33,563,359
	Industrial Conglomerates — 1.7%
	Siemens AG	1,275,600	177,018,931
			314,379,912
	Diversified Financials — 7.3%
	Capital Markets — 4.5%
	CME Group, Inc.	1,782,881	299,809,269
	MidCap Financial Investment Corp.	2,937,783	33,490,726
[a]	SLR Investment Corp.	4,307,900	59,922,889
	UBS Group AG	4,225,272	78,619,807
	Diversified Financial Services — 1.8%
	Equitable Holdings, Inc.	5,628,308	161,532,440
	M&G plc	8,949,000	20,323,293
	Mortgage Real Estate Investment Trusts — 1.0%
[a]	Chimera Investment Corp.	17,317,311	95,245,211
	Granite Point Mortgage Trust, Inc.	1,417,500	7,597,800
			756,541,435
	Energy — 8.8%
	Oil, Gas & Consumable Fuels — 8.8%
	Enbridge, Inc.	3,309,521	129,349,964
[b]	LUKOIL PJSC	314,000	226,080
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	6,346,016	67,585,070
	Shell plc	4,878,000	137,170,235
	TotalEnergies SE	8,807,100	552,926,143
	Woodside Energy Group Ltd.	1,307,742	31,554,937
			918,824,868
	Food & Staples Retailing — 2.3%
	Food & Staples Retailing — 2.3%
	Tesco plc	89,458,330	242,473,773
			242,473,773
	Food, Beverage & Tobacco — 0.3%
	Food Products — 0.3%
	Nestle SA	289,900	33,590,965
			33,590,965
	Insurance — 6.3%
	Insurance — 6.3%
	Assicurazioni Generali SpA	15,204,847	270,426,085
	AXA SA	2,620,500	73,087,216
	Legal & General Group plc	18,270,000	55,108,358

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	NN Group NV	6,151,220	$ 251,267,204
			649,888,863
	Materials — 5.4%
	Chemicals — 1.5%
	LyondellBasell Industries NV Class A	1,867,909	155,092,484
	Metals & Mining — 3.9%
	BHP Group Ltd.	3,830,000	118,987,344
	Glencore plc	42,737,800	285,413,301
[b]	MMC Norilsk Nickel PJSC	351,400	2,073,260
			561,566,389
	Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
	Biotechnology — 1.5%
	AbbVie, Inc.	977,267	157,936,120
	Pharmaceuticals — 9.2%
	AstraZeneca plc	1,263,300	171,328,774
	Merck & Co., Inc.	1,468,094	162,885,029
	Novartis AG	1,297,000	117,251,101
	Pfizer, Inc.	6,382,021	327,014,756
	Roche Holding AG	541,000	169,967,555
			1,106,383,335
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts — 0.4%
	Elme Communities	2,354,592	41,911,738
			41,911,738
	Retailing — 1.5%
	Specialty Retail — 1.5%
	Home Depot, Inc.	505,482	159,661,544
			159,661,544
	Semiconductors & Semiconductor Equipment — 8.1%
	Semiconductors & Semiconductor Equipment — 8.1%
	Broadcom, Inc.	655,040	366,252,515
	QUALCOMM, Inc.	1,857,277	204,189,034
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,903,000	275,837,240
			846,278,789
	Technology Hardware & Equipment — 3.4%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,053,251	97,816,878
	Technology Hardware, Storage & Peripherals — 2.5%
	Samsung Electronics Co. Ltd.	5,940,000	259,772,242
			357,589,120
	Telecommunication Services — 9.4%
	Diversified Telecommunication Services — 6.8%
	Deutsche Telekom AG	8,863,500	176,836,022
	Koninklijke KPN NV	18,323,000	56,684,015
	Orange SA	47,345,780	470,372,831
	Wireless Telecommunication Services — 2.6%
	Vodafone Group plc	263,842,924	268,702,796
			972,595,664
	Transportation — 1.0%
	Air Freight & Logistics — 1.0%
	Deutsche Post AG	2,770,100	104,317,570
			104,317,570
	Utilities — 5.9%
	Electric Utilities — 5.3%
	Endesa SA	7,157,383	135,112,616
	Enel SpA	58,142,671	313,061,127

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Energias de Portugal SA	20,615,600	$ 102,748,415
	Multi-Utilities — 0.6%
	E.ON SE	6,212,000	62,067,667
			612,989,825
	Total Common Stock (Cost $7,511,278,099)		8,752,263,611
	Preferred Stock — 0.3%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 4.759% (LIBOR 3 Month + 0.85%)	12,000	9,480,000
			9,480,000
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.779% (LIBOR 3 Month + 0.70%)	120,000	2,272,800
			2,272,800
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Crestwood Equity Partners LP 9.25%	2,166,596	18,762,721
			18,762,721
	Total Preferred Stock (Cost $35,891,206)		30,515,521
	Asset Backed Securities — 2.3%
	Auto Receivables — 1.3%
	American Credit Acceptance Receivables Trust,
[d]	Series 2019-3 Class F, 5.42% due 5/12/2026	$ 6,850,000	6,772,335
[d]	Series 2019-4 Class F, 5.37% due 9/14/2026	5,000,000	4,767,657
[d]	Series 2020-1 Class F, 4.75% due 11/13/2026	5,460,000	5,317,030
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	32,000	9,697,241
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	4,096,552
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	2,481,892
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	7,972,555
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	7,904,726
	CPS Auto Receivables Trust,
[d]	Series 2018-B Class E, 5.61% due 12/16/2024	3,942,030	3,928,919
[d]	Series 2019-A Class E, 5.81% due 3/16/2026	1,000,000	997,080
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	2,000,000	1,960,130
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	2,860,351
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,677,706
[d]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	40,000	694,388
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,264,645
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	7,709,119	7,598,027
	Flagship Credit Auto Trust,
[d]	Series 2018-4 Class R, due 3/16/2026	53,000	2,911,073
[d]	Series 2019-1 Class R, due 6/15/2026	6,000	236,636
[d]	Series 2019-2 Class R, due 12/15/2026	33,000	2,780,556
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	5,271,428
[d]	Series 2019-4 Class R, due 3/15/2027	42,000	4,257,683
[d]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62% due 6/15/2027	3,180,000	3,106,557
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020 -1 Class R, 33.784% due 1/25/2028	1,827,861	1,882,697
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	1,171,924	1,195,362
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,751,666	3,826,700
[d]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	45,588	6,341,240
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	8,274,631
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	4,961,205
[d]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	8,000,000	7,889,423
			137,926,425

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Asset Backed — 1.0%
[d]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class E, 7.00% due 1/20/2027	$ 5,536,361	$ 5,398,429
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	8,200,000	6,860,742
	CFG Investments Ltd.,
[d]	Series 2021-1 Class C, 7.48% due 5/20/2032	2,340,000	2,222,532
[d]	Series 2021-1 Class D, 9.07% due 5/20/2032	800,000	742,511
	Consumer Loan Underlying Bond Credit Trust,
[d]	Series 2018-P3 Class C, 5.54% due 1/15/2026	134,299	134,230
[d]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	4,333,714	4,314,109
[d,f]	Series 2019-HP1 Class CERT, due 12/15/2026	400,000	4,566,152
[d]	Series 2019-P1 Class C, 4.66% due 7/15/2026	2,038,424	2,027,746
[d]	Series 2020-P1 Class C, 4.61% due 3/15/2028	1,653,643	1,637,680
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	10,500,000	9,833,455
[b,d]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	3,348,194
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	24,996,040
[d]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	2,764,242	2,671,470
	Marlette Funding Trust,
[d]	Series 2019-1A Class C, 4.42% due 4/16/2029	1,224,441	1,217,485
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	905,342
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	3,307,944
[d]	Series 2021-3A Class R, due 12/15/2031	9,910	1,840,758
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	4,382,519	1,835,903
[b,d]	Series 2021-1A Class R, due 12/20/2046	6,955,737	2,355,213
[b,d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	1,999,000
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	4,554,962
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	1,024,272
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	2,001,499
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	1,000,692
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	2,763,536	2,625,710
[d]	Series 2021-ST4 Class CERT, due 7/20/2027	1,375,000	516,292
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,155,256
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	383,223
[d]	Series 2022-4A Class A, 7.01% due 11/15/2030	8,488,322	8,427,114
			103,903,955
	Student Loan — 0.0%
[d]	SoFi Professional Loan Program Trust, Series 2021-B Class R1, due 2/15/2047	23,000	1,066,505
			1,066,505
	Total Asset Backed Securities (Cost $254,121,304)		242,896,885
	Corporate Bonds — 9.0%
	Automobiles & Components — 0.1%
	Construction & Engineering — 0.1%
[d,g]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	6,045,000	5,315,127
			5,315,127
	Capital Goods — 0.2%
	Aerospace & Defense — 0.1%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	6,500,000	5,834,595
[d]	TransDigm, Inc., 6.25% due 3/15/2026	10,000,000	9,883,200
	Trading Companies & Distributors — 0.1%
[d]	IAA, Inc., 5.50% due 6/15/2027	10,000,000	9,718,300
			25,436,095
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,190,500
[d,g]	Cimpress plc, 7.00% due 6/15/2026	27,804,000	19,206,725
	CoreCivic, Inc., 8.25% due 4/15/2026	20,726,000	21,232,337
	Hotels, Restaurants & Leisure — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Marriott International, Inc., 4.50% due 10/1/2034	$ 4,497,000	$ 3,849,027
			50,478,589
	Commercial Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., Series- II, 2.75% due 10/15/2033	2,500,000	1,916,950
			1,916,950
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	4,538,000	4,363,060
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	24,785,000	25,385,045
			29,748,105
	Diversified Financials — 0.6%
	Capital Markets — 0.3%
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	5,378,554
[d]	LPL Holdings, Inc., 4.00% due 3/15/2029	1,000,000	870,190
[d]	Owl Rock Core Income Corp., 7.75% due 9/16/2027	2,500,000	2,487,400
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	17,784,000	17,944,945
	Diversified Financial Services — 0.3%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,409,120
[d]	6.00% due 8/15/2023	18,000,000	17,684,460
[d]	8.50% due 5/18/2025	11,500,000	11,600,280
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,515,600
			62,890,549
	Energy — 2.3%
	Energy Equipment & Services — 0.0%
[d,g,h]	Odebrecht Offshore Drilling Finance Ltd., 7.72% due 12/1/2026 PIK	20,400,953	5,398,092
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 1/30/2023	2,337,727	9,024
[c,d,g,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	11,396,734	114
	Oil, Gas & Consumable Fuels — 2.3%
[d]	Citgo Holding, Inc., 9.25% due 8/1/2024	14,196,000	14,238,162
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	8,000,000	7,820,080
[f]	Energy Transfer LP, 7.457% (LIBOR 3 Month + 3.017%) due 11/1/2066	13,820,000	10,640,018
[f]	Enterprise TE Partners LP, Series 1, 7.538% (LIBOR 3 Month + 2.78%) due 6/1/2067	7,000,000	5,791,170
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,560,900
	5.80% due 3/15/2035	10,000,000	9,790,100
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	22,118,862
	5.55% due 6/1/2045	5,000,000	4,581,400
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	9,414,679
[d]	Par Petroleum LLC/Par Petroleum Finance Corp., 7.75% due 12/15/2025	1,672,000	1,611,691
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	7,820,000	5,933,972
[g]	6.50% due 6/2/2041	5,648,000	3,665,947
[g]	6.70% due 2/16/2032	3,000,000	2,361,900
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	2,000,000	2,097,717
[e]	Summit Midstream Partners LP, Series A, 12.176% (LIBOR 3 Month + 7.43%) due 1/30/2023	16,097,000	11,712,982
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	34,873,569
	Williams Cos., Inc.,
	4.55% due 6/24/2024	69,318,000	68,549,957
	5.75% due 6/24/2044	14,198,000	13,529,558
			242,699,894
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[d]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	5,168,000	5,049,136
			5,049,136
	Food, Beverage & Tobacco — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Beverages — 0.1%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$ 10,443,000	$ 9,772,873
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	3,969,324
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,059,800
	Tobacco — 0.5%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	4,964,750
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,303,900
[d]	Vector Group Ltd., 10.50% due 11/1/2026	44,464,000	44,293,703
			77,364,350
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
[d]	Tenet Healthcare Corp., 4.875% due 1/1/2026	7,184,000	6,844,412
			6,844,412
	Household & Personal Products — 0.1%
	Household Durables — 0.1%
	Newell Brands, Inc.,
	4.45% due 4/1/2026	3,700,000	3,501,014
	6.625% due 9/15/2029	6,300,000	6,218,163
			9,719,177
	Insurance — 0.7%
	Insurance — 0.7%
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	6,099,924
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	10,000,000	8,442,700
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,010,840
[d,f,g]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%) due 11/24/2043	40,000,000	39,937,200
	Stewart Information Services Corp., 3.60% due 11/15/2031	6,216,000	4,739,575
			73,230,239
	Materials — 0.4%
	Chemicals — 0.1%
	Celanese U.S. Holdings LLC, 6.165% due 7/15/2027	10,000,000	9,876,000
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,622,990
[d,g]	OCP SA, 3.75% due 6/23/2031	2,000,000	1,677,580
	Containers & Packaging — 0.2%
[d]	Matthews International Corp., Class C, 5.25% due 12/1/2025	14,969,000	14,132,682
[d]	Silgan Holdings, Inc., 1.40% due 4/1/2026	2,500,000	2,206,475
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	5,020,250
[d]	Compass Minerals International, Inc., 6.75% due 12/1/2027	3,000,000	2,895,780
			38,431,757
	Media & Entertainment — 0.2%
	Media — 0.2%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	6,485,680
	Sirius XM Radio, Inc.,
[d]	3.125% due 9/1/2026	5,000,000	4,439,400
[d]	5.00% due 8/1/2027	5,000,000	4,626,700
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	10,000,000	9,001,400
			24,553,180
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
	Trust Fibra Uno,
[d,g]	4.869% due 1/15/2030	1,843,000	1,594,655
[d,g]	5.25% due 1/30/2026	11,637,000	11,274,624
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	6,934,948
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	3,000,000	2,869,920
			22,674,147
	Semiconductors & Semiconductor Equipment — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	$ 9,800,000	$ 7,948,780
			7,948,780
	Software & Services — 0.5%
	Information Technology Services — 0.1%
[d]	Science Applications International Corp., 4.875% due 4/1/2028	5,000,000	4,647,200
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,098,080
[d]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	10,000,000	9,663,000
[d,g]	Prosus NV, 3.061% due 7/13/2031	11,800,000	9,203,882
	Software — 0.2%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,350,120
[d]	GoTo Group, Inc., 5.50% due 9/1/2027	5,655,000	3,052,286
[d]	MSCI, Inc., 3.625% due 9/1/2030	3,000,000	2,499,420
[d]	Open Text Holdings, Inc., 4.125% due 2/15/2030	10,000,000	8,135,400
			48,649,388
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.0%
	Vontier Corp.,
	2.40% due 4/1/2028	4,375,000	3,453,669
	2.95% due 4/1/2031	1,457,000	1,059,457
	Office Electronics — 0.0%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,599,400
	Technology Hardware, Storage & Peripherals — 0.1%
[d,g]	Lenovo Group Ltd., 5.831% due 1/27/2028	5,000,000	4,837,400
			13,949,926
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.1%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,854,124
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	88,212,993
	Wireless Telecommunication Services — 0.4%
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
[d,g]	8.00% due 12/31/2026	10,003,281	4,427,052
[d,g]	8.75% due 5/25/2024	36,785,955	31,694,717
			155,188,886
	Transportation — 0.2%
	Airlines — 0.2%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95% due 7/15/2024	2,855,928	2,844,532
	Series 2016-3 Class B, 3.75% due 4/15/2027	10,293,831	9,144,216
	Series 2019-1 Class B, 3.85% due 8/15/2029	7,735,866	6,465,328
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 10/22/2024	772,707	766,386
			19,220,462
	Utilities — 0.1%
	Electric Utilities — 0.1%
[g]	Comision Federal de Electricidad, 5.00% due 9/29/2036	10,472,000	8,658,773
			8,658,773
	Total Corporate Bonds (Cost $921,391,086)		929,967,922
	Other Government — 0.0%
[d,g]	Nigeria Government International Bond, 7.625% due 11/28/2047	6,000,000	3,850,800
	Total Other Government (Cost $3,558,657)		3,850,800
	Mortgage Backed — 1.7%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	4,888,232	4,564,213
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	16,591,246	15,271,678
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.045% due 8/25/2033	25,852	24,416

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.899% due 3/25/2050	$ 1,040,287	$ 819,416
[d,f]	Series 2019-1 Class B5, 3.899% due 3/25/2050	485,988	355,911
[d,f]	Series 2019-1 Class B6, 3.899% due 3/25/2050	745,503	437,475
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	775,631	674,025
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.444% due 7/25/2050	62,587,830	997,281
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	55,823,234	1,094,576
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	75,539,598	513,412
[d,f]	Series 2020-J1 Class B4, 3.444% due 7/25/2050	1,370,705	1,053,071
[d,f]	Series 2020-J1 Class B5, 3.444% due 7/25/2050	685,826	431,442
[d,f]	Series 2020-J1 Class B6, 3.444% due 7/25/2050	1,299,775	438,209
[d,f,j]	Series 2020-J2 Class AX1, 0.258% due 1/25/2051	110,085,957	1,106,804
[d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	117,132,256	1,102,870
[d,f]	Series 2020-J2 Class B4, 2.758% due 1/25/2051	491,000	189,357
[d,f]	Series 2020-J2 Class B5, 2.758% due 1/25/2051	164,000	61,126
[d,f]	Series 2020-J2 Class B6, 2.758% due 1/25/2051	655,000	151,265
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 3.022% due 3/25/2034	185,840	164,598
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,737,884
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,124,816
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	510,855
[d,j]	Series 2020-EXP1 Class XS, due 5/25/2060	39,057,156	178,491
[d,f]	Series 2020-EXP2 Class B5, 3.587% due 8/25/2050	585,000	266,462
[d,f]	Series 2020-EXP2 Class B6, 3.587% due 8/25/2050	1,400,000	505,158
[d,f]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	379,000	123,500
[d,f]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	615,000	166,462
[d,f]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	459,574	100,161
[d,f]	Series 2021-J3 Class B4, 2.858% due 9/25/2051	1,033,000	348,371
[d,f]	Series 2021-J3 Class B6, 2.858% due 9/25/2051	590,000	158,933
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	2,520,679
[d,f,j]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	92,549,517	804,265
[d,f]	Series 2021-AFC1 Class B3, 4.35% due 3/25/2056	215,000	160,811
[d,f,j]	Series 2021-AFC1 Class XS, 3.323% due 3/25/2056	92,549,517	13,071,380
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	4,072,327	3,918,211
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.673% due 8/25/2050	115,284,391	2,774,526
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	19,759,145	382,013
[d,f]	Series 2020-2 Class B4, 3.673% due 8/25/2050	848,953	655,282
[d,f]	Series 2020-2 Class B5, 3.673% due 8/25/2050	2,546,860	1,935,472
[d,f]	Series 2020-2 Class B6C, 3.673% due 8/25/2050	3,395,814	1,523,322
[d,f,j]	Series 2021-13INV Class AX1, 0.188% due 12/30/2051	178,621,353	1,385,334
[d,f,j]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	14,807,988	128,569
[d,f,j]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	13,512,289	349,363
[d,f]	Series 2021-13INV Class B4, 3.368% due 12/30/2051	2,446,876	1,543,427
[d,f]	Series 2021-13INV Class B5, 3.368% due 12/30/2051	479,588	272,993
[d,f]	Series 2021-13INV Class B6C, 3.266% due 12/30/2051	4,208,626	1,954,101
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	2,969,859
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.42% due 10/25/2050	1,527,072	249,908
[d,f,j]	Series 2020-INV1 Class A12X, 2.932% due 10/25/2050	18,284,039	2,564,757
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	96,251,295	739,143
[d,f,j]	Series 2020-INV1 Class AX1, 0.005% due 10/25/2050	66,109,372	661
[d,f,j]	Series 2020-INV1 Class AX2, 0.432% due 10/25/2050	3,295,261	42,454
[d,f,j]	Series 2020-INV1 Class AX4, 0.928% due 10/25/2050	3,547,630	99,217
[d,f]	Series 2020-INV1 Class B4, 3.86% due 10/25/2050	1,917,078	1,431,585
[d,f]	Series 2020-INV1 Class B5, 3.86% due 10/25/2050	1,917,078	1,325,907
[d,f]	Series 2020-INV1 Class B6, 3.86% due 10/25/2050	4,427,976	2,298,030
[d,f,j]	Series 2020-INV1 Class BX, 0.36% due 10/25/2050	21,879,593	260,177
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 5.017% due 12/25/2046	1,999,979	1,228,826
[d,f,j]	Series 2020-3 Class AX1, 0.145% due 8/25/2050	15,630,906	61,508
[d,f,j]	Series 2020-4 Class A11X, 1.206% (5.25% - LIBOR 1 Month) due 11/25/2050	3,082,036	173,924
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	13,971,897	257,675

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f,j]	Series 2020-4 Class AX1, 0.103% due 11/25/2050	$ 51,607,152	$ 142,766
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,427,839	185,397
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	3,295,210	66,820
[d,f]	Series 2020-4 Class B4, 3.653% due 11/25/2050	1,974,546	1,479,963
[d,f]	Series 2020-4 Class B5, 3.653% due 11/25/2050	911,475	625,110
[d,f]	Series 2020-4 Class B6, 3.54% due 11/25/2050	1,603,555	565,815
[d,f]	Series 2020-7 Class B4, 3.521% due 1/25/2051	2,412,229	1,857,426
[d,f]	Series 2020-7 Class B5, 3.521% due 1/25/2051	1,690,460	898,410
[d,f]	Series 2020-7 Class B6, 3.521% due 1/25/2051	2,290,000	703,845
[d,f]	Series 2021-11 Class B5, 3.028% due 1/25/2052	3,771,100	1,975,037
[d,f]	Series 2021-11 Class B6, 2.887% due 1/25/2052	4,390,951	1,571,936
[d,f]	Series 2022-2 Class B4, 3.131% due 8/25/2052	3,307,549	1,987,355
[d,f]	Series 2022-2 Class B5, 3.131% due 8/25/2052	1,756,829	855,250
[d,f]	Series 2022-2 Class B6, 2.967% due 8/25/2052	1,830,000	423,026
[d,f]	Series 2022-3 Class B4, 3.116% due 8/25/2052	2,713,930	1,633,089
[d,f]	Series 2022-3 Class B5, 3.116% due 8/25/2052	1,727,315	618,427
[d,f]	Series 2022-3 Class B6, 2.533% due 8/25/2052	1,490,458	343,221
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV2 Class AX1, 0.126% due 8/25/2051	106,103,361	507,036
[d,f,j]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,270,012	245,425
[d,f]	Series 2021-INV2 Class B5, 3.326% due 8/25/2051	320,255	184,546
[d,f]	Series 2021-INV2 Class B6, 3.17% due 8/25/2051	1,544,892	612,739
[d,f,j]	Series 2021-INV3 Class AX1, 0.169% due 10/25/2051	128,380,098	860,519
[d,f,j]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	10,396,980	316,304
[d,f]	Series 2021-INV3 Class B5, 3.219% due 10/25/2051	448,064	255,797
[d,f]	Series 2021-INV3 Class B6, 3.164% due 10/25/2051	1,948,662	787,227
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.516% due 8/25/2034	1,058,776	937,679
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV1 Class AX1, 0.755% due 6/25/2051	104,251,872	4,221,482
[d,f]	Series 2021-INV1 Class B5, 3.255% due 6/25/2051	1,110,871	649,363
[d,f]	Series 2021-INV1 Class B6, 0.287% due 6/25/2051	1,992,810	885,482
[d,f]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	20,630,865	16,386,695
[d,f]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	9,897,500	9,605,236
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,313,632
[d,f]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	21,507,258	2,547,298
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.727% due 10/25/2047	2,137,903	1,787,366
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	60,546,884	273,115
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	6,121,801
[d,f]	Series 2019-3 Class B3, 5.936% due 9/25/2059	3,366,214	2,345,203
[b,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	59,954,090	2,110
[d]	Series 2019-3 Class XS2, due 9/25/2059	59,954,091	2,202,941
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	8,242,436
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.185% due 6/25/2050	178,521,458	1,237,832
[d,f]	Series 2020-3 Class B5, 3.185% due 6/25/2050	1,046,000	478,893
[d,f]	Series 2020-3 Class B6, 3.185% due 6/25/2050	1,968,473	604,068
[d,f,j]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	191,953,925	4,822,401
[d,f]	Series 2021-INV1 Class B4, 3.317% due 8/25/2051	3,418,915	2,199,843
[d,f]	Series 2021-INV1 Class B5, 3.317% due 8/25/2051	2,637,449	1,512,262
[d,f]	Series 2021-INV1 Class B6, 3.317% due 8/25/2051	2,041,151	707,062
	Total Mortgage Backed (Cost $190,685,733)		170,543,253
	Loan Participations — 0.3%
	Commercial & Professional Services — 0.1%
	Professional Services — 0.1%
[k]	Par Pacific Holdings, Inc., 10.58% (LIBOR 3 Month + 6.75%) due 1/12/2026	12,018,668	11,798,366
			11,798,366
	Semiconductors & Semiconductor Equipment — 0.1%
	Information Technology Services — 0.1%
[k]	Xperi Corporation, 7.884% (LIBOR 1 Month + 3.50%) due 6/8/2028	9,707,632	9,343,596

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			9,343,596
	Software & Services — 0.1%
	Information Technology Services — 0.1%
[k]	Vericast Corp., 12.48% (LIBOR 3 Month + 7.75%) due 6/16/2026	$ 14,430,967	$ 11,129,883
	Software — 0.0%
[k]	GoTo Group, Inc., 9.139% (LIBOR 1 Month + 4.75%) due 8/31/2027	2,984,771	1,908,015
			13,037,898
	Total Loan Participations (Cost $37,222,366)		34,179,860
	Short-Term Investments — 2.7%
[a]	Thornburg Capital Management Fund	28,014,459	280,144,584
	Total Short-Term Investments (Cost $280,144,584)		280,144,584
	Total Investments — 100.5% (Cost $9,234,293,035)		$10,444,362,436
	Liabilities Net of Other Assets — (0.5)%		(48,920,346)
	Net Assets — 100.0%		$10,395,442,090

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	713,967,900	1/17/2023	863,446,691	$ —	$ (70,998,725)
Swiss Franc	SSB	Sell	32,438,200	1/26/2023	35,164,196	—	(2,417,787)
Euro	SSB	Sell	580,783,000	2/21/2023	623,707,123	—	(16,597,229)
Euro	BBH	Sell	580,783,000	2/21/2023	623,707,122	—	(16,016,446)

Total						—	$(106,030,187)

Net unrealized appreciation (depreciation)							$(106,030,187)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Investment in Affiliates.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $913,119,920, representing 8.78% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
i	Bond in default.
j	Interest only.
k	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2022.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
PIK	Payment-in-kind
SPV	Special Purpose Vehicle
USSW10	USD 10 Year Swap Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2022 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Chimera Investment Corp	$90,396,363	$-	$-	$-	$4,848,848	$95,245,211	$3,982,982
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp	53,073,328	-	-	-	6,849,561	59,922,889	1,766,243
Thornburg Capital Mgmt. Fund	519,970,522	251,710,493	(491,536,431)	-	-	280,144,584	4,447,658
Total	$663,452,652	$251,710,493	$(491,536,431)	$-	$11,698,409	$435,325,123	$10,196,883